PIMCO Funds

Supplement Dated July 16, 2012 to the
Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D
Prospectus and Bond Funds – Class A, Class B, Class C and Class R Prospectus (each dated July 31, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Floating Income Fund)

Disclosure Related to PIMCO Floating Income Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-backed securities).

(PIMCO Foreign Bond Fund (Unhedged))

Disclosure Related to PIMCO Foreign Bond Fund (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))

Disclosure Related to PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Fund (Unhedged))

Disclosure Related to PIMCO Global Bond Fund (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))

Disclosure Related to PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Investment Grade Corporate Bond Fund)

Disclosure Related to PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Moderate Duration Fund)

Disclosure Related to PIMCO Moderate Duration Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Fund)

Disclosure Related to PIMCO Total Return Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Fund III)

Disclosure Related to PIMCO Total Return Fund III

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).